Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement Of Operations [Abstract]
OPERATING REVENUES	$ 2,304	$ 3,773	$ 6,074
OPERATING EXPENSES:
Voyage expenses	(1,831)	(829)	(2,669)
Commissions	(174)	(274)	(517)
Vessel operating expenses	(4,967)	(16,131)	(10,865)
Depreciation expense (Note 5)	$ (3,585)	$ (5,320)	(5,728)
Amortization of deferred charges (Note 8)			(199)
Management and other fees to a related party (Note 4)	$ (1,070)	$ (1,605)	(1,490)
General and administrative expenses	(4,252)	(4,104)	(3,904)
Provision and write-offs of insurance claims and bad debts	525	(872)	$ (1,215)
Loss on sale of vessels (Note 5)	(7,620)	$ (1,098)
Loss on commitment and contingency (Note 6)	(2,000)
Contractual derivative obligation (Note 6)	(3,300)
Bareboat Hire	(493)
Vessels impairment charge (Notes 5)	(18,891)		$ (27,455)
Loss from operations	(45,354)	$ (26,460)	(47,968)
OTHER INCOME (EXPENSE):
Interest and finance costs	$ (5,026)	(2,342)	(2,381)
Loss on derivative instruments (Note 9)		$ (21)	(40)
Loss on settlement of liability through stock issuance (Note 16)			(3,914)
Gain on settlement of payable	$ 313		1,149
Other income/ (expense) (Note 16)	$ 177	$ 78	(5,184)
Gain on debt extinguishment		$ 16,057	$ 9,633
Loss due to capital lease write-off (Note 6)	$ (3,058)
Other income (expense)	(7,595)	$ 13,772	$ (737)
Net loss	$ (52,949)	$ (12,688)	$ (48,705)
Basic loss per share	$ (33,661.16)	$ (1,153,454.54)	$ (24,352,500)
Diluted loss per share	$ (33,661.16)	$ (1,153,454.54)	$ (24,352,500)
Basic weighted average number of shares	1,573	11	2
Diluted weighted average number of shares	1,573	11	2